Environmental and Legal Contingencies (Details 3) $ in Millions	Dec. 31, 2017 USD ($)
Hamilton Plant [Member]
Site Contingency [Line Items]
Site contingency accrual, undiscounted amount	$ 0.7
Mansfield Works [Member]
Site Contingency [Line Items]
Site contingency accrual, undiscounted amount	1.1
Ashland coke plant [Member]
Site Contingency [Line Items]
Site contingency accrual, undiscounted amount	1.4
Ambridge Works [Member]
Site Contingency [Line Items]
Site contingency accrual, undiscounted amount	5.6
Dicks Creek [Member]
Site Contingency [Line Items]
Site contingency accrual, undiscounted amount	13.6
Zanesville Works RCRA [Member]
Site Contingency [Line Items]
Site contingency accrual, undiscounted amount	0.7
Civil Penalty [Member] | Middletown Works [Member]
Site Contingency [Line Items]
Site contingency accrual, undiscounted amount	$ 0.2